Reconciliation of operating profit (loss) from segments to consolidated [Table] (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment operating loss	€ 488	€ (1,736)	€ (2,755)
Segment Information Reconciliation Of Operating Profit (loss) From Segments To Consolidated 10	0
Segment Information Reconciliation Of Operating Profit (loss) From Segments To Consolidated 11	0
Foreign currency exchange gain (loss), net	699	(431)	(1,230)
Segment Information Reconciliation Of Operating Profit (loss) From Segments To Consolidated 12	0
Interest Income (Expense), Net	(2,094)	1,771	(901)
Income tax (expense) benefit	(759)	(116)	(135)
Net income (loss)	€ (1,667)	€ (512)	€ (5,021)